Employee future benefits	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
Employee future benefits

5. Employee future benefits

The change in the Company’s employee future benefit obligations is summarized as follows:

	Three months ended March 31, 2024			Year ended December 31, 2023
	Pension	Other
	benefit plans	benefit plans	Total	Total
	$	$	$	$
Change in plan liabilities
Balances – Beginning of the year	23,622	98	23,720	21,750
Current service cost (residual value)	32	3	35	120
Interest cost	185	-	185	807
Actuarial loss (gain) arising from changes in financial assumptions	(319)	-	(319)	1,213
Benefits paid	(183)	-	(183)	(815)
Impact of foreign exchange rate changes	(524)	(3)	(527)	645
Balances – End of the period	22,813	98	22,911	23,720
Change in plan assets
Balances – Beginning of the year	11,103	-	11,103	10,591
Interest income from plan assets	88	-	88	396
Employer contributions	9	-	9	36
Employee contributions	3	-	3	13
Benefits paid	(63)	-	(63)	(266)
Remeasurement of plan assets	-	-	-	15
Impact of foreign exchange rate changes	(248)	-	(248)	318
Balances – End of the year	10,892	-	10,892	11,103

Net liability of the unfunded plans	11,184	98	11,282	11,682
Net liability of the funded plans	737	-	737	935
Net amount recognized as Employee future benefits	11,921	98	12,019	12,617

Amounts recognized:
In net loss	126	4	130	520
Actuarial gain (loss) on defined benefit plans in other comprehensive (gain) loss	319	-	319	(1,195)

The calculation of the employee future benefit obligation is sensitive to the discount rate assumption and other assumptions such as the rate of the pension benefit increase. Discount rates were 3.40% as of March 31, 2024 and 3.30% as of December 31, 2023, causing the variances in the actuarial gain on defined benefit plan during the three months ended March 31, 2024.

Aeterna Zentaris Inc.

Notes to the Condensed Interim Consolidated Financial Statements

As of March 31, 2024, and for the three months ended March 31, 2024, and 2023

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)